Investments in Subsidiaries - Assets and Liabilities and Cash Flow Effect of Disposal of Subsidiaries (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of subsidiaries [line items]
Property, Property, plant and equipment		¥ 3,418,243		¥ 3,553,601		$ 476,490
Right-of-use assets		302,013		298,445	¥ 342,141	42,099	$ 41,601	$ 47,693
Cash and cash equivalents		5,517,049		4,963,232		769,055
Total assets		27,048,094		25,757,618	24,137,556	3,770,401
Trade and other payables		(10,535,523)		(9,475,529)		(1,468,611)
Contract liabilities		(630,683)		(691,427)		$ (87,915)
Gain on disposal:
Net cash outflow on disposal of a subsidiary		¥ 217,577	$ 30,329	(32,056)	¥ 0
Suzhou reman [member]
Disclosure of subsidiaries [line items]
Property, Property, plant and equipment				41,111
Right-of-use assets				22,782
Trade and other receivables				47,595
Cash and cash equivalents				32,056
Total assets				143,544
Trade and other payables				(20,109)
Provision for warranty				(2,145)
Contract liabilities				(104)
Carrying value of net assets				121,186
Gain on disposal:
Total estimated consideration less cost of disposal	[1]			234,228
Net assets derecognized				(121,186)
Gain on disposal of the subsidiary (Note 7.2(a))				113,042
Total Estimated Consideration Less Cost Of Disposal	[1]			234,228
Add: Transaction cost unpaid				7,506
Less: Sales proceed received but restricted in use				(5,000)
Less: Cash and cash equivalents of a subsidiary				(32,056)
Less: Total estimated consideration due from acquirer				(236,734)
Net cash outflow on disposal of a subsidiary				¥ (32,056)

[1]	The estimated consideration is RMB 179.9 million, along with the estimated book value of cash and cash equivalents and agreed-upon fair value for the equipment in Suzhou Reman as of December 31, 2023.

During 2024, net cash inflow of RMB 230.9 million (US$32.2 million) from the disposal of Suzhou Reman was received, of which RMB 13.4 million (US$1.9 million) were retention sums which were classified as restricted cash. Total of RMB 235.9 million (US$32.9 million) was received as of December 31, 2024, of which RMB 18.4 million (US$2.6 million) were retention sums which were classified as restricted cash (Note 15).